Investment Strategy	May 01, 2026
Kurv Nvidia (NVDA) Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The NVIDIA Fund seeks to primarily invest under normal circumstances in common stock of Nvidia Corporation (NVDA or “Underlying Security”) and/or derivative instruments on NVDA, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the NVIDIA Fund are expected to produce a significant portion of the Fund’s returns. The NVIDIA Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The NVIDIA Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The NVIDIA Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The NVIDIA Fund may gain long exposure via purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the NVIDIA Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, sells put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seek to provide the NVIDIA Fund with investment exposure to the Underlying Security for the duration of the application option exposure. The synthetic long position to the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the NVIDIA Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the NVIDIA Fund will use the notional value of the derivatives it holds.

The NVIDIA Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the NVIDIA Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the NVIDIA Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the NVIDIA Fund may write (sell) call option contracts on the Underlying Security to generate income. If the NVIDIA Fund gains long exposure synthetically, since the NVIDIA Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the NVIDIA Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic and/or holding the Underlying Security directly would allow the NVIDIA Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the NVIDIA Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the NVIDIA Fund’s synthetic and long Underlying Security exposure. As a result, the NVIDIA Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) the Underlying Security’s call positions) will limit the NVIDIA Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the NVIDIA Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security, however, the NVIDIA Fund may write call options for an amount in excess of the value of an security position in the NVIDIA Fund’s portfolio.

Uncovered Call and/or Put Writing

The NVIDIA Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the NVIDIA Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the NVIDIA Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the NVIDIA Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the NVIDIA Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the NVIDIA Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the NVIDIA Fund will lose the difference.

The NVIDIA Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the NVIDIA Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The NVIDIA Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the NVIDIA Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The NVIDIA Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the NVIDIA Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the NVIDIA Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The NVIDIA Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the NVIDIA Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The NVIDIA Fund may purchase out-of-the-money protective put options to seek to limit loss from its Underlying Security share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The NVIDIA Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The NVIDIA Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The NVIDIA Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the NVIDIA Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the NVIDIA Fund with a view toward enhancing the NVIDIA Fund’s total return.

The NVIDIA Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The NVIDIA Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The NVIDIA Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The NVIDIA Fund may also enter into reverse repurchase agreements. The NVIDIA Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The NVIDIA Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The NVIDIA Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The NVIDIA Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the NVIDIA Fund’s fixed income investments, the NVIDIA Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except, with respect to such investments, the NVIDIA Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the NVIDIA Fund’s fixed income investments, the NVIDIA Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the NVIDIA Fund’s fixed income investments, the NVIDIA Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The NVIDIA Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the NVIDIA Fund will be concentrated in the industry or group of industries to which NVDA is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which NVDA is assigned). As of January 1, 2025, NVDA is assigned to the “semiconductors & semiconductor equipment” industry group of the information technology sector.

The NVIDIA Fund is non-diversified.

Information about NVIDIA Corp.

NVIDIA Corp. designs, develops, and markets three-dimensional (3D) graphics processors and related software. NVIDIA offers products that provide interactive 3D graphics to the mainstream personal computer market. NVIDIA pioneered accelerated computing to help solve the most challenging computational problems. The company’s graphics processing units (GPUs) were initially used to simulate human imagination, enabling the virtual worlds of video games and films. NVIDIA has leveraged its GPU architecture to create platforms for scientific computing, artificial intelligence, data science, autonomous vehicles, robotics, metaverse, and 3D internet applications. NVIDIA’s GPU brands are GeForce for games, Quadro/NVIDIA RTX GPUs for enterprise workstation graphics, and virtual GPU, for cloud-based visual and virtual computing. The company generates about 30% of the total revenue from the US. NVIDIA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corp. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 0-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, NVIDIA is assigned to the semiconductors and related devices industry.

The NVIDIA Fund has derived all disclosures contained in this document regarding NVIDIA from the publicly available documents described above. Neither the NVIDIA Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the NVIDIA Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding NVIDIA is accurate or complete. Furthermore, the NVIDIA Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVIDIA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning NVIDIA could affect the value of the NVIDIA Fund’s investments with respect to NVIDIA and therefore the value of the Fund. Lastly, neither the NVIDIA Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations investors as to the performance of NVIDIA.

See “Additional Information About the NVIDIA Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the NVIDIA Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security.
Kurv Meta (META) Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The META Fund seeks to primarily invest under normal circumstances in common stock of Meta Platforms, Inc. (META or “Underlying Security”) and/or derivative instruments on META, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the META Fund are expected to produce a significant portion of the META Fund’s returns. The META Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The META Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The META Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The META Fund may gain long exposure via purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the META Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, sells put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seek to provide the META Fund with investment exposure to the Underlying Security for the duration of the application option exposure. The synthetic long position to the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the META Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the META Fund will use the notional value of the derivatives it holds.

The META Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the META Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the META Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the META Fund may write (sell) call option contracts on the Underlying Security to generate income. If the META Fund gains long exposure synthetically, since the META Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the META Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic and/or holding the Underlying Security directly would allow the META Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the META Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the META Fund’s synthetic and long Underlying Security exposure. As a result, the META Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) the Underlying Security’s call positions) will limit the META Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the META Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security, however, the META Fund may write call options for an amount in excess of the value of an security position in the META Fund’s portfolio.

Uncovered Call and/or Put Writing

The META Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the META Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the META Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the META Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the META Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the META Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the META Fund will lose the difference.

The META Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the META Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The META Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the META Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The META Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the META Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the META Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The META Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the META Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The META Fund may purchase out-of-the-money protective put options to seek to limit loss from its Underlying Security share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The META Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The META Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The META Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the META Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the META Fund with a view toward enhancing the META Fund’s total return.

The META Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The META Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The META Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The META Fund may also enter into reverse repurchase agreements. The META Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The META Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The META Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The META Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the META Fund’s fixed income investments, the META Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except, with respect to such investments, the META Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the META Fund’s fixed income investments, the META Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the META Fund’s fixed income investments, the META Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The META Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the META Fund will be concentrated in the industry or group of industries to which META is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which META is assigned). As of January 1, 2025, META is assigned to the “media & entertainment” industry group of the communication services sector.

Information About META

Meta Platforms, Inc. develops products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, wearables, and in-home devices worldwide. META is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35551 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The META Fund has derived all disclosures contained in this document regarding Meta Platforms, Inc. from the publicly available documents described above. Neither the META Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the META Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Meta Platforms, Inc. is accurate or complete. Furthermore, the META Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of META have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Meta Platforms, Inc. could affect the value of the META Fund’s investments with respect to META and therefore the value of the META Fund. Lastly, neither the META Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations investors as to the performance of META.

See “Additional Information About the META Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the META Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on Underlying Security.